FolioBeyond Alternative Income and Interest Rate Hedge ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COLLATERALIZED MORTGAGE OBLIGATION - 90.7%(a)	Par	Value
Federal Home Loan Mortgage Corp. REMICs
Series 4591, Class QI, 3.5.00%, 4/15/2046	$2,561,750	$409,083
Series 4912, Class PI, 4.00%, 6/25/2049	972,771	197,893
Series 4998, Class GI, 4.00%, 8/25/2050	1,788,760	363,746
Series 5018, Class IN, 5.5.00%, 10/25/2050	3,218,662	830,412
Series 5023, Class IB, 4.5.00%, 10/25/2050	2,857,771	630,472
Series 5070, Class IH, 3.5.00%, 2/25/2051	3,739,346	749,673
Series 5086, Class BI, 3.00%, 3/25/2051	3,482,632	595,192
Series 5094, Class CI, 3.5.00%, 4/25/2036	3,875,419	370,070
Series 5102, Class MI, 4.5.00%, 4/25/2051	7,000,834	1,658,368
Series 5145, Class IH, 3.00%, 9/25/2051	1,584,966	265,051
Series 5159, Class BI, 3.00%, 3/25/2050	1,108,438	192,195
Series 5162, Class CI, 3.00%, 11/25/2050	10,479,412	1,788,364
Series 5169, Class IY, 4.00%, 1/25/2049	4,568,414	966,987
Series 5205, Class PI, 3.00%, 3/25/2052	8,359,184	821,775
Series 5227, Class BI, 3.5.00%, 8/25/2048	2,794,068	354,858
Series 5228, Class DI, 4.5.00%, 1/25/2046	6,227,471	882,828
Series 5236, Class UI, 4.00%, 12/15/2047	10,025,202	1,596,824
Series 5267, Class GI, 5.00%, 7/25/2047	2,516,635	263,406
Series 5274, Class PI, 5.5.00%, 2/25/2044	2,455,459	343,349
Federal Home Loan Mortgage Corp. Strips, Pool S1-5439, Series 363, Class C18, 4.5.00%, 9/15/2048	2,056,353	445,671
Federal Home Loan Mortgage Corp.
Series 389, Class C27, 4.00%, 10/15/2052	8,074,787	1,714,248
Series 5058, Class IP, 3.5.00%, 12/25/2050	17,549,685	3,495,222
Series 5151, Class HI, 4.00%, 8/25/2050	14,304,648	3,280,419
Series 5153, Class PI, 3.00%, 10/25/2051	38,516,574	5,098,508
Series 5191, Class IJ, 3.00%, 2/25/2052	39,339,549	4,598,640
Series 5206, Class XI, 3.5.00%, 8/25/2051	17,445,820	2,182,728
Series 5211, Class IH, 3.5.00%, 4/25/2052	18,790,382	3,036,383
Series 5410, Class IO, 4.00%, 5/25/2052	49,805,910	6,305,593
Series 5445, Class IO, 3.00%, 2/25/2052	40,129,958	5,128,572
Series 5446, Class EI, 6.00%, 8/25/2054	9,307,183	2,020,641
Federal National Mortgage Association REMICs
Series 2018-1, Class IY, 4.5.00%, 2/25/2048	3,366,906	744,731
Series 2018-56, Class IO, 4.00%, 8/25/2048	1,474,976	295,663
Series 2020-20, Class GI, 3.5.00%, 4/25/2050	2,132,418	395,570
Series 2020-44, Class AI, 4.00%, 7/25/2050	1,678,331	333,338
Series 2020-78, Class KI, 4.00%, 7/25/2049	6,530,683	1,285,491
Series 2020-8, Class CI, 3.5.00%, 2/25/2050	1,384,284	244,093
Series 2021-17, Class IG, 4.00%, 2/25/2051	1,320,393	282,467
Series 2021-26, Class EI, 3.5.00%, 5/25/2041	929,615	124,223
Series 2021-30, Class NI, 4.5.00%, 3/25/2048	2,900,142	398,032

Series 2021-36, Class HI, 3.5.00%, 6/25/2051	3,270,713	651,296
Series 2021-73, Class EI, 3.5.00%, 11/25/2051	928,397	168,874
Series 2021-79, Class LI, 3.00%, 11/25/2051	2,690,365	418,643
Series 2021-9, Class CI, 4.00%, 3/25/2051	20,943,231	4,517,363
Series 2022-87, Class BI, 5.5.00%, 11/25/2048	1,198,499	130,143
Federal National Mortgage Association
Series 2019-65, Class HI, 4.00%, 11/25/2049	734,747	153,140
Series 2020-88, Class IA, 3.5.00%, 11/25/2046	6,246,428	913,095
Series 2021-17, Class IA, 2.5.00%, 4/25/2051	17,336,142	2,488,835
Series 2021-25, Class IJ, 3.5.00%, 5/25/2051	14,605,788	2,910,019
Series 2021-69, Class HI, 4.00%, 1/25/2051	17,990,474	4,019,192
Series 2022-10, Class PI, 3.5.00%, 4/25/2051	13,901,285	2,151,870
Series 2022-18, Class DI, 3.5.00%, 7/25/2046	38,128,772	4,713,397
Series 2022-56, Class IA, 3.5.00%, 4/25/2052	30,907,169	3,555,996
Series 2023-25, Class CI, 3.00%, 2/25/2052	23,263,762	3,338,018
Series 2024-9, Class GI, 3.5.00%, 10/25/2049	32,982,944	4,736,153
Government National Mortgage Association
Series 2018-127, Class ID, 5.00%, 7/20/2045	9,443,407	1,366,695
Series 2019-119, Class IN, 5.00%, 9/20/2049	1,520,880	361,062
Series 2019-151, Class DI, 3.5.00%, 11/20/2048	3,891,155	571,468
Series 2019-27, Class PI, 4.5.00%, 2/20/2049	258,012	46,777
Series 2019-70, Class PI, 4.5.00%, 5/20/2048	1,581,085	246,194
Series 2020-1, Class PI, 4.5.00%, 1/20/2050	7,482,545	1,662,649
Series 2020-104, Class PI, 4.00%, 12/20/2049	2,675,233	470,815
Series 2020-165, Class IC, 2.5.00%, 11/20/2050	3,814,782	207,686
Series 2020-167, Class EI, 4.5.00%, 2/20/2049	3,181,934	709,184
Series 2020-167, Class ID, 4.00%, 11/20/2050	6,882,067	1,481,672
Series 2020-17, Class BI, 5.00%, 2/20/2050	536,319	115,651
Series 2020-189, Class IA, 4.00%, 12/20/2049	17,719,277	3,914,331
Series 2020-191, Class UE, 4.00%, 12/20/2050	824,892	172,154
Series 2020-191, Class UH, 3.5.00%, 12/20/2050	17,750,330	3,441,777
Series 2020-35, Class DI, 3.5.00%, 3/20/2050	613,362	99,606
Series 2020-51, Class EI, 4.5.00%, 1/20/2050	3,230,536	674,365
Series 2020-61, Class IC, 4.00%, 5/20/2050	3,606,721	752,287
Series 2020-93, Class PI, 3.00%, 4/20/2050	3,183,081	402,703
Series 2021-160, Class IV, 3.5.00%, 12/20/2050	16,365,674	3,098,136
Series 2021-161, Class IC, 4.5.00%, 9/20/2051	1,949,525	432,345
Series 2021-161, Class XI, 3.5.00%, 9/20/2051	2,066,761	389,457
Series 2021-176, Class GI, 3.00%, 10/20/2051	2,340,415	362,325
Series 2021-177, Class LI, 3.00%, 10/20/2051	20,045,137	2,728,378
Series 2021-194, Class IQ, 2.5.00%, 11/20/2051	15,670,305	2,191,304
Series 2021-225, Class IP, 3.00%, 12/20/2051	27,247,549	2,740,098
Series 2021-58, Class EI, 3.5.00%, 4/20/2051	4,029,727	746,663
Series 2021-91, Class IC, 3.00%, 5/20/2050	5,295,365	788,042
Series 2022-34, Class TI, 3.5.00%, 6/20/2049	4,986,481	819,720
Series 2022-46, Class DI, 4.00%, 3/20/2052	8,242,166	1,684,760
Series 2022-51, Class GI, 4.00%, 3/20/2052	16,606,401	3,648,211
Series 2022-6, Class PI, 3.5.00%, 1/20/2052	17,027,719	2,581,369
Series 2022-61, Class GI, 3.00%, 11/20/2046	11,101,873	1,510,710

Series 2022-65, Class HI, 4.00%, 1/20/2050	4,313,767	659,075
Series 2022-81, Class GI, 3.5.00%, 3/20/2052	34,216,296	3,972,724
Series 2022-90, Class QI, 4.00%, 11/20/2047	4,577,165	421,783
Series 2023-18, Class IB, 5.00%, 2/20/2053	12,672,168	2,790,427
Series 2023-192, Class IE, 4.5.00%, 9/20/2049	24,147,229	4,832,979
Series 2023-25, Class EI, 3.00%, 8/20/2051	16,340,674	2,274,665
Series 2023-79, Class HI, 3.00%, 10/20/2051	18,987,378	2,940,664
Series 2024-26, Class LI, 5.00%, 2/20/2054	887,728	167,689
Series 2024-4, Class GI, 5.00%, 2/20/2053	20,234,682	4,794,784
Series 2024-4, Class IO, 3.00%, 9/20/2051	31,867,079	4,388,827
Series 2025-25, Class IO, 3.5.00%, 9/20/2051	47,575,719	7,602,469
TOTAL COLLATERALIZED MORTGAGE OBLIGATION (Cost $157,385,449)		164,821,493

SHORT-TERM INVESTMENTS - 7.6%
Money Market Funds - 7.6%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(b)	13,743,070	13,743,070

TOTAL SHORT-TERM INVESTMENTS (Cost $13,743,070)		13,743,070

TOTAL INVESTMENTS - 98.3% (Cost $171,128,519)		178,564,563
Other Assets in Excess of Liabilities - 1.7%		3,051,522
TOTAL NET ASSETS - 100.0%		$181,616,085

Percentages are stated as a percent of net assets.

REMICs	Real Estate Mortgage Investment Conduits

(a)	Interest-only security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.